Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Class A Common Stock Reserved for Future Issuance
Class A common stock reserved for future issuance consist of the following:

	December 31,
	2022	2023
Convertible preferred stock	24,927,830	52,947,011
Class B convertible common stock	2,744,184	2,744,184
Class A common stock options granted and outstanding	5,271,961	9,317,290
Class A shares available for issuance under incentive plans	115,306	1,510,254
Class A common stock warrants	470,000	470,000
Preferred stock warrants	814,495	814,495